Annual Total Returns[BarChart] - Goldman Sachs Target Date 2040 Portfolio - Class R6 Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.47%	11.44%	19.61%	8.25%	(0.98%)	8.45%	15.44%	(6.19%)	23.49%	14.56%